Derivative financial instruments - Disclosure of changes in fair value of derivative instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	$ 100,708
Net assets, end of period	85,568	$ 100,708
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Deferred day-one gains (losses)	881	949
Derivative asset (liability)	1,057	1,033
Level 3 | Derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	84	(31)
Gains (losses) recognized in the income statement	530	456
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		(18)
Sales, fair value measurement, assets	(32)
Settlements	(346)	(279)
Transfers out of level 3	(60)	(44)
Net assets, end of period	176	84
Level 3 | Derivatives | Oil price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	71	23
Gains (losses) recognized in the income statement	250	128
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0
Sales, fair value measurement, assets	0
Settlements	(135)	(79)
Transfers out of level 3	5	(1)
Net assets, end of period	191	71
Level 3 | Derivatives | Natural gas price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	28	(13)
Gains (losses) recognized in the income statement	184	82
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0
Sales, fair value measurement, assets	0
Settlements	(22)	(21)
Transfers out of level 3	(43)	(20)
Net assets, end of period	147	28
Level 3 | Derivatives | Power price derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	(125)	(148)
Gains (losses) recognized in the income statement	162	244
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		(18)
Sales, fair value measurement, assets	0
Settlements	(189)	(179)
Transfers out of level 3	(21)	(24)
Net assets, end of period	(173)	(125)
Level 3 | Derivatives | Other derivatives
Reconciliation of changes in fair value measurement, assets [abstract]
Net assets, beginning of period	110	107
Gains (losses) recognized in the income statement	(66)	2
Gains (losses) recognised in other comprehensive income on financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0
Sales, fair value measurement, assets	(32)
Settlements	0	0
Transfers out of level 3	(1)	1
Net assets, end of period	$ 11	$ 110